Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Stock Purchase Plan
During the three-year period ended December 31, 2013, our eligible employees could voluntarily participate in employee stock purchase plans (“ESPPs”) sponsored by us and our subsidiaries. Pursuant to the ESPPs, employees may contribute an amount between 3% and 15% of their base salary and certain commissions. We contribute varying amounts as specified in the ESPPs.
We contributed $17 million, $14 million, and $13 million to the ESPPs in the years ended December 31, 2013, 2012, and 2011, respectively, in accordance with the employer’s matching contribution.
401(k) Profit Sharing Plan
During the three-year period ended December 31, 2013, we have offered our employees the opportunity to participate in our 401(k) profit sharing plans (the “401(k) Plans”), qualified voluntary contributory savings plans which are available to substantially all of our employees. Eligible employees may contribute up to 40% of their pretax annual compensation, up to the amount allowed pursuant to the Internal Revenue Code. There was no employer match for the year ended December 31, 2011. Beginning in 2012, we initiated an employer match on the 401(k) plan whereby we matched $0.25 on each $1.00 contributed up to the first 6% of eligible earnings contributed to the Plan. Effective April 1, 2013, we increased the employer match from $0.25 to $0.375 on each $1.00 contributed up to the first 6% of eligible earnings contributed to the Plan. The employer match for the years ended December 31, 2013 and 2012 were $17 million and $11 million that was credited to the FNF Stock Fund in the FNF 401(k) Plan.
Stock Option Plans
In 2005, we established the FNT 2005 Omnibus Incentive Plan (the “Omnibus Plan”) authorizing the issuance of up to 8 million shares of common stock, subject to the terms of the Omnibus Plan. On October 23, 2006, the stockholders of FNF approved an amendment to increase the number of shares available for issuance under the Omnibus Plan by 16 million shares. The increase was in part to provide capacity for options and restricted stock to be issued to replace Old FNF options and restricted stock. On May 29, 2008 and May 25, 2011, the shareholders of FNF approved an amendment to increase the number of shares for issuance under the Omnibus Plan by 11 million shares and 6 million shares, respectively. The primary purpose of the increase was to assure that we had adequate means to provide equity incentive compensation to our employees on a going-forward basis. The Omnibus Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance shares, performance units, other cash and stock-based awards and dividend equivalents. As of December 31, 2013, there were 1,913,072 shares of restricted stock and 9,358,740 stock options outstanding under this plan. Awards granted are determined and approved by the Compensation Committee of the Board of Directors. Options vest over a 3 year period, and the exercise price for options granted equals the market price of the underlying stock on the grant date. Stock option grants of 3,712,416 shares, 769,693 shares, and 25,000 shares were made to various employees and directors in 2013, 2012, and 2011, respectively, and vest according to certain time based and operating performance criteria.

Stock option transactions under the Omnibus Plan for 2011, 2012, and 2013 are as follows:

	Options	Weighted Average Exercise Price	Exercisable
Balance, December 31, 2010	21,826,954	$13.52	16,241,130
Granted	25,000	15.62
Exercised	(1,068,934)	7.31
Canceled	(150,999)	20.04
Balance, December 31, 2011	20,632,021	$13.79	18,704,618
Granted	769,693	22.59
Exercised	(12,358,474)	12.49
Canceled	(76,166)	22.69
Balance, December 31, 2012	8,967,074	$16.27	8,147,381
Granted	3,712,416	27.90
Exercised	(3,267,937)	18.28
Canceled	(52,813)	22.59
Balance, December 31, 2013	9,358,740	$20.15	5,180,504

Restricted stock transactions under the Omnibus Plan in 2011, 2012, and 2013 are as follows:

	Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2010	2,666,901	$13.20
Granted	1,645,246	15.62
Canceled	(46,433)	14.75
Vested	(1,253,058)	12.51
Balance, December 31, 2011	3,012,656	$14.78
Granted	1,332,222	22.59
Canceled	(17,840)	14.78
Vested	(1,402,300)	14.55
Balance, December 31, 2012	2,924,738	$18.46
Granted	650,728	27.90
Canceled	(8,116)	17.44
Vested	(1,654,278)	17.30
Balance, December 31, 2013	1,913,072	$22.68

The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2013:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average	Weighted
		Remaining	Average			Remaining	Average
Range of	Number of	Contractual	Exercise	Intrinsic	Number of	Contractual	Exercise	Intrinsic
Exercise Prices	Options	Life	Price	Value	Options	Life	Price	Value
				(In millions)				(In millions)
$0.00 — $7.09	1,294,704	2.82	$7.09	$33	1,294,704	2.82	$7.09	$33
$7.10 — $13.64	1,891,704	1.85	13.64	36	1,891,704	1.85	13.64	36
$13.65 — $14.06	696,083	2.51	14.05	13	696,083	2.51	14.05	13
$14.07 — $18.14	76,667	2.49	17.87	1	68,333	2.20	18.14	1
$18.15 — $20.92	34,793	2.42	20.83	—	34,793	2.42	20.83	—
$20.93 — $22.59	709,123	5.64	22.59	7	251,637	5.27	22.59	3
$22.60 — $27.90	4,655,666	5.70	27.00	25	943,250	0.98	23.44	8
	9,358,740			$115	5,180,504			$94

We account for stock-based compensation plans in accordance with the FASB standard on share-based payments, which requires that compensation cost relating to share-based payments be recognized in the consolidated financial statements based on the fair value of each award. Using the fair value method of accounting, compensation cost is measured based on the fair value of the award at the grant date and recognized over the service period. Net earnings attributable to FNF Common Shareholders reflects stock-based compensation expense amounts of $30 million for the year ended December 31, 2013 and $23 million for the year ended December 31, 2012, and 27 million for the year ended December 31, 2011, which are included in personnel costs in the reported financial results of each period.
The risk free interest rates used in the calculation of compensation cost are the rates that correspond to the weighted average expected life of an option. The volatility was estimated based on the historical volatility of FNF’s stock price over a term equal to the weighted average expected life of the options. For options granted in the years ended December 31, 2013, 2012, and 2011, we used risk free interest rates of 1.1%, 0.6%, and 1.0%, respectively; volatility factors for the expected market price of the common stock of 26%, 50%, and 53%, respectively; expected dividend yields of 2.6%, 2.8%, and 3.1%, respectively; and weighted average expected lives of 4.4 years, 4.6 years, and 4.7 years, respectively. The weighted average fair value of each option granted in the years ended December 31, 2013, 2012, and 2011, were $4.67, $7.58, and $5.56, respectively.
At December 31, 2013, the total unrecognized compensation cost related to non-vested stock option grants and restricted stock grants is $60 million, which is expected to be recognized in pre-tax income over a weighted average period of 1.70 years.
Pension Plans
In 2000, FNF merged with Chicago Title Corporation ("Chicago Title"). In connection with the merger, we assumed Chicago Title’s noncontributory defined contribution plan and noncontributory defined benefit pension plan (the “Pension Plan”). The Pension Plan covers certain Chicago Title employees. The benefits are based on years of service and the employee’s average monthly compensation in the highest 60 consecutive calendar months during the 120 months ending at retirement or termination. Effective December 31, 2000, the Pension Plan was frozen and there will be no future credit given for years of service or changes in salary. The accumulated benefit obligation is the same as the projected benefit obligation due to the pension plan being frozen as of December 31, 2000. Pursuant to the FASB standard on employers’ accounting for defined benefit pension and other post retirement plans, the measurement date is December 31.
The net pension asset (liability) included in Prepaid expenses and other assets and Accounts payable and other accrued liabilities as of December 31, 2013, and 2012 was $6 million and $(23) million, respectively. The discount rate used to determine the benefit obligation as of the years ending December 31, 2013 and 2012 was 4.12% and 3.24%, respectively. As of the years ending December 31, 2013 and 2012 the projected benefit obligation was $167 million and $185 million, respectively, and the fair value of plan assets was $173 million and $162 million, respectively. The net periodic expense included in the results of operations relating to these plans was $9 million, $10 million, and $9 million for the years ending December 31, 2013, 2012, and 2011, respectively.
Remy sponsors multiple defined benefit pension plans that cover a significant portion of their U.S. employees and certain U.K. and Korea employees. The plans for U.S. employees were frozen in 2006. The net pension liability for Remy included in Accounts payable and other accrued liabilities as of December 31, 2013 and 2012 was $19 million and $32 million, respectively. The discount rate used to determine the benefit obligation as of the year ending December 31, 2013 and 2012 was 4.73% and 3.85%, respectively, for the U.S. plan and 4.27% and 4.10%, respectively, for the non-U.S. plans. As of the year ending December 31, 2013 the projected benefit obligation was $79 million and the fair value of plan assets was $60 million. The net periodic expense included in the results of operations relating to these plans was $1 million for the year ending December 31, 2013.

Postretirement and Other Nonqualified Employee Benefit Plans
We assumed certain health care and life insurance benefits for retired Chicago Title employees in connection with the FNF merger with Chicago Title. Beginning on January 1, 2001, these benefits were offered to all employees who met specific eligibility requirements. Additionally, in connection with the acquisition of LandAmerica Financial Group's two principal title insurance underwriters, Commonwealth Land Title Insurance Company and Lawyers Title Insurance Corporation, as well as United Capital Title Insurance Company (collectively, the "LFG Underwriters"), we assumed certain of the LFG Underwriters nonqualified benefit plans, which provide various postretirement benefits to certain executives and retirees. The costs of these benefit plans are accrued during the periods the employees render service. We are both self-insured and fully insured for postretirement health care and life insurance benefit plans, and the plans are not funded. The health care plans provide for insurance benefits after retirement and are generally contributory, with contributions adjusted annually. Postretirement life insurance benefits are primarily contributory, with coverage amounts declining with increases in a retiree’s age. The aggregate benefit obligation for these plans was $20 million and $24 million at December 31, 2013 and 2012, respectively. The net costs relating to these plans were immaterial for the years ended December 31, 2013, 2012, and 2011.